The Company, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
The Company

The Company

Tops Holding II Corporation (“Holding II” or “Company”), the parent of Tops Holding LLC (“Holding I”), formerly Tops Holding Corporation, was incorporated on May 7, 2013. Holding I is the parent of Tops Markets, LLC (“Tops Markets”), a supermarket retailer in Upstate New York, Northern Pennsylvania and Vermont. Holding I was incorporated on October 5, 2007 and commenced operations on December 1, 2007. As of July 13, 2013, the Company operated 155 supermarkets under the banners of Tops and Orchard Fresh, with an additional five supermarkets operated by franchisees. Holding II is owned by various funds affiliated with Morgan Stanley Private Equity (“MSPE”), an affiliate of Morgan Stanley & Co., Incorporated, various funds affiliated with Graycliff Partners LP (“Graycliff”), two minority investors and certain company employees. Holding I has no other business operations as its sole purpose is the ownership of Tops Markets.

The Company

Tops Holding II Corporation (“Holding II” or “Company”), the parent of Tops Holding LLC (“Holding I”), formerly Tops Holding Corporation, was incorporated on May 7, 2013. Holding I is the parent of Tops Markets, LLC (“Tops Markets”), a supermarket retailer in Upstate New York, Northern Pennsylvania and Vermont. Holding I was incorporated on October 5, 2007 and commenced operations on December 1, 2007. As of December 29, 2012, the Company operated 149 supermarkets under the banners of Tops, GU Family Markets, Grand Union and Bryant’s, with an additional five supermarkets operated by franchisees. Holding II is owned by various funds affiliated with Morgan Stanley Private Equity (“MSPE”), an affiliate of Morgan Stanley & Co., Incorporated (“Morgan Stanley”), various funds affiliated with Graycliff Partners LP (“Graycliff”), two minority investors and a company employee. Holding I has no other business operations as its sole purpose is the ownership of Tops Markets. During early October 2012, Tops Markets completed the acquisition (“GU Acquisition”) of 21 retail supermarkets in Upstate New York and Vermont from GU Markets LLC (“GU Markets”), an affiliate of C&S Wholesale Grocers, Inc. (“C&S”).

Change in Reporting Entity

Change in Reporting Entity

Effective May 15, 2013, Holding I was converted to a limited liability company and Tops Markets II Corporation, a wholly-owned subsidiary of Holding I, was formed on May 14, 2013 and added as a co-issuer of the Holding I Notes (see Note 8). On May 15, 2013, the stockholders of Holding I contributed all of the outstanding shares of common stock of Holding I to Holding II in exchange for shares of common stock of Holding II. Holding II has no other business operations other than the ownership of Holding I and as the issuer of the Holding II Notes (see Note 8). Holding II’s net assets consist solely of its membership interest in Holding I, undistributed cash from the issuance of the Holding II Notes, the Holding II Notes and related debt issuance costs.

On August 20, 2013, Holding II was added as a guarantor of the Holding I Notes, resulting in Holding II becoming the reporting entity related to these notes. As a result, the historical results of Holding I and its subsidiaries have been consolidated with Holding II as if Holding II were in existence for all periods presented to reflect the change in reporting entity. All intercompany transactions have been eliminated.

Change in Reporting Entity

Effective May 15, 2013, Holding I was converted to a limited liability company and Tops Markets II Corporation, a wholly-owned subsidiary of Holding I, was formed on May 14, 2013 and added as a co-issuer of the 2017 Notes (see Note 9). On May 15, 2013, the stockholders of Holding I contributed all of the outstanding shares of common stock of Holding I to Holding II in exchange for shares of common stock of Holding II. Holding II has no other business operations other than the ownership of Holding I and as the issuer of the Holding II Notes (see Note 18). Holding II’s net assets consist solely of its membership interest in Holding I, undistributed cash from the issuance of the Holding II Notes, the Holding II Notes and related debt issuance costs.

On August 20, 2013, Holding II was added as a guarantor of the 2017 Notes, resulting in Holding II becoming the reporting entity related to these notes. As a result, the historical results of Holding I and its subsidiaries have been consolidated with Holding II as if Holding II were in existence for all periods presented to reflect the change in reporting entity.

Fiscal Year

Fiscal Year

The Company operates on a 52/53 week fiscal year ending on the Saturday closest to December 31. The Company’s fiscal years include 13 four-week reporting periods, with an additional week in the thirteenth reporting period for 53-week fiscal years. The Company’s first quarter of each fiscal year includes four reporting periods, while the remaining quarters include three reporting periods. The periods from January 1, 2012 to December 29, 2012 (“Fiscal 2012”), January 2, 2011 to December 31, 2011 (“Fiscal 2011”), and January 3, 2010 to January 1, 2011 (“Fiscal 2010”) all included 52 weeks.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with GAAP.

The Company operates on a 52/53 week fiscal year ending on the Saturday closest to December 31. Fiscal years include 13 four-week reporting periods, with an additional week in the thirteenth reporting period for 53-week fiscal years. The first quarter of each fiscal year includes four reporting periods, while the remaining quarters include three reporting periods.

The Company’s condensed consolidated financial statements for the 12 and 28-week periods ended July 13, 2013 and July 14, 2012 are unaudited, and, in the opinion of management, contain all adjustments that are of a normal and recurring nature necessary for a fair statement of financial position and results of operations for such periods.

The Company has evaluated all subsequent events through the release of these condensed consolidated financial statements on August 26, 2013.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP. The consolidated financial statements include the accounts of the Company and all of its subsidiaries. All intercompany transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s condensed consolidated financial statements and notes thereto. The most significant estimates used by management are related to the accounting for vendor allowances, valuation of long-lived assets including goodwill and intangible assets, acquisition accounting, lease classification, self-insurance reserves, inventory valuation and income taxes. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and notes thereto. The most significant estimates used by management are related to the accounting for vendor allowances, valuation of long-lived assets including intangible assets, acquisition accounting, lease classification, self-insurance reserves, inventory valuation and income taxes. Actual results could differ from these estimates.

Consolidated Statements of Cash Flows Supplemental Disclosures

Consolidated Statements of Cash Flows Supplemental Disclosures

Cash and cash equivalents includes cash on hand that is highly liquid with original maturities at the date of purchase of 90 days or less. As of December 29, 2012 and December 31, 2011, outstanding checks in excess of cash balances with the same institution totaled $2.4 million and $2.5 million, respectively. These amounts are recorded as a bank overdraft and classified as accounts payable in the consolidated balance sheets and as a financing activity in the consolidated statements of cash flows.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company maintains its cash in commercial banks insured by the Federal Deposit Insurance Corporation (“FDIC”), up to $250,000 per depositor. At times, such cash in banks exceeds the FDIC insurance limit. At December 29, 2012 and December 31, 2011, the Company had cash in banks exceeding the FDIC insurance limit of $11.6 million and $2.6 million, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are carried at net realizable value. Allowances are recorded, if necessary, in an amount considered by management to be sufficient to meet future losses related to the collectability of accounts receivable. The Company evaluates the collectability of its accounts receivable based on the age of the receivable and knowledge of customers’ financial positions. At December 29, 2012 and December 31, 2011, the allowance for doubtful accounts was $0.4 million and $0.9 million, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” establish a framework for measuring fair value and a hierarchy that categorizes and prioritizes the sources to be used to estimate fair value as follows:

Level 1 – observable inputs such as quoted prices in active markets;

Level 2 – inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3 – unobservable inputs that reflect the Company’s determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including the Company’s own data.

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these financial instruments. At July 13, 2013 and December 29, 2012, the estimated fair value and the carrying value of the Company’s debt instruments were as follows (dollars in thousands):

	July 13, 2013	December 29, 2012
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,056	$14,357
Current portion of long-term debt	2,271	2,271
Long-term capital lease obligations	142,180	149,503
Long-term debt	650,622	495,446

Total carrying value of debt instruments	809,129	661,577
Fair value of debt instruments	827,576	632,552

(Deficiency) excess of carrying value over fair value	$(18,447)	$29,025

The fair value of the Company’s senior secured notes, which are included in long-term debt, was based on quoted market prices, a Level 2 source. The fair value of the Company’s other long-term debt and capital lease obligations was based on the net present value of future cash flows using estimated applicable market interest rates for the Company at July 13, 2013 and December 29, 2012, a Level 3 measurement technique.

Fair value measurements of non-financial assets and non-financial liabilities are primarily used in the impairment analysis of long-lived assets, goodwill and intangible assets. Long-lived assets and definite-lived intangible assets are measured at fair value on a nonrecurring basis using Level 3 inputs. Goodwill and the Tops tradename are reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise.

Fair Value of Financial Instruments

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” establish a framework for measuring fair value and a hierarchy that categorizes and prioritizes the sources to be used to estimate fair value as follows:

Level 1 – observable inputs such as quoted prices in active markets;

Level 2 – inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3 – unobservable inputs that reflect the Company’s determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including the Company’s own data.

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these financial instruments. At December 29, 2012 and December 31, 2011, the estimated fair value and the carrying value of our debt instruments were as follows (dollars in thousands):

	December 29, 2012	December 31, 2011
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,357	$12,701
Current portion of long-term debt	2,271	434
Long-term capital lease obligations	149,503	159,814
Long-term debt	495,446	355,240

Total carrying value of debt instruments	661,577	528,189
Fair value of debt instruments	632,552	530,652

Excess (deficiency) of carrying value over fair value	$29,025	$(2,463)

The fair value of the Company’s senior secured notes was based on quoted market prices, a Level 2 source. The fair value of the Company’s other long-term debt and capital lease obligations was based on the net present value of future cash flows using estimated applicable market interest rates for the Company at December 29, 2012 and December 31, 2011, a Level 3 measurement technique.

Fair value measurements of non-financial assets and non-financial liabilities are primarily used in the impairment analysis of long-lived assets, goodwill and intangible assets. Long-lived assets and definite-lived intangible assets are measured at fair value on a nonrecurring basis using Level 3 inputs. As described in Note 10, the Company recorded long-lived asset impairment charges of $2.8 million within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011. Goodwill and the Tops tradename are reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise.

Inventory

Inventory

The Company values inventory at the lower of cost or market using the last-in, first-out (“LIFO”) method. As of December 29, 2012 and December 31, 2011, the LIFO balance sheet reserves were $11.1 million and $10.7 million, respectively. The Company’s inventory balances consist primarily of finished goods. Inventory costs include the purchase price of the product and freight charges to deliver the product and are net of certain cash or non-cash consideration received from vendors (see ‘‘Vendor Allowances’’).

Cost is determined using the retail method for inventory. Under the retail method, the valuation of inventory at cost and the resulting gross margins are determined by applying a cost-to-retail ratio for various groupings of similar items to the retail value of inventory. Inherent in the retail inventory method calculations are certain management judgments and estimates which could impact the ending inventory valuation at cost, as well as the resulting gross margins.

Physical inventory counts are taken on a cycle basis. The Company records an estimated inventory shrinkage reserve for the period between each store’s last physical inventory and the latest consolidated balance sheet date.

Property and Equipment

Property and Equipment

Property and equipment is stated at historical cost or, if acquired in a business acquisition, at fair value at the acquisition date, less accumulated depreciation and impairments. Cost includes expenditures that are directly attributable to the acquisition of the item, including shipping charges and sales tax. Interest incurred during the construction period is capitalized as part of the related asset. Expenditures for betterments are capitalized, while repairs and maintenance expenditures are expensed as incurred. Depreciation is calculated on a straight-line basis over the shorter of the estimated useful lives of the assets or the remaining lease terms. The estimated useful lives of the principal categories of property and equipment are as follows:

Asset	Useful Lives
Land and land improvements	Indefinite
Buildings	30 – 40 years
Leasehold improvements	Lesser of 3 – 20 years or remaining lease term
Equipment	2 – 10 years
Automobiles	3 – 10 years
IT software and equipment	3 – 5 years

Long-Lived Assets

Long-Lived Assets

Long-lived assets held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the Company compares the carrying value of the asset or asset group to the estimated, undiscounted future cash flows expected to be generated by the long-lived asset or asset group, as required by the provisions of ASC 360, “Property, Plant, and Equipment.” Impairment charges are recorded as the excess of the net book value over its fair value, which is calculated using the discounted cash flows associated with that asset or assets. As discussed in Note 10, the Company recorded impairment charges of $2.8 million within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011. There were no impairment charges recorded during Fiscal 2012 or Fiscal 2010.

Goodwill

Goodwill

The Company reviews goodwill for impairment annually on December 1, and also upon the occurrence of trigger events. Generally, fair value is determined using a multiple of earnings, or discounted projected future cash flows, and is compared to the carrying value of the Company for purposes of identifying potential impairment. Projected future cash flows are based on management’s knowledge of the current operating environment and expectations for the future. If potential for impairment is identified, the fair value of the Company is measured against the fair value of its underlying assets and liabilities, excluding goodwill, to estimate an implied fair value of the Company’s goodwill. Goodwill impairment is recognized for any excess of the carrying value of the Company’s goodwill over the implied fair value. There were no goodwill impairment charges recorded during Fiscal 2012, Fiscal 2011 or Fiscal 2010.

Intangible Assets

Intangible Assets

The Company’s intangible assets include favorable lease rights, tradenames, franchise agreements and customer relationships. The franchise agreements consist of two franchisees which own five stores, and the customer relationships represent a source of repeat business for the Company. The fair values of the Company’s franchise agreements and customer relationships were estimated using an excess earnings income approach. The principle behind the excess earnings income approach is that the value of an intangible asset is equal to the present value of the incremental after-tax cash flows attributable to that intangible asset. Customer relationships are being amortized on an accelerated basis based upon the level of expected attrition.

The fair values of the tradenames were estimated by utilizing the ‘‘relief from royalty’’ method. This method involves determining the present value of the economic royalty savings associated with the tradenames and revenue projections attributed to the tradenames. The Tops tradename is not amortized due to its indefinite life. All other tradenames are being amortized on an accelerated basis based upon a brand obsolescence assumption.

For intangible assets, the Company amortizes the assets as presented in the table below:

Asset	Weighted Average Amortization Period
Tradename – indefinite	Indefinite life
Customer relationships	8.4
Favorable lease rights	9.8
Franchise agreements	11.0
Tradenames – finite	8.8
Other	5.0

Deferred Financing Costs

Deferred Financing Costs

The Company records deferred financing costs incurred in connection with entering into its debt obligations. These costs are capitalized and included in other assets in the Company’s consolidated balance sheets. The deferred financing costs are amortized to interest expense over the terms of associated debt on a straight-line basis or using the effective interest method, as appropriate. As discussed in Note 6, the Company capitalized deferred financing costs of $13.0 million and wrote off unamortized deferred financing costs of $8.3 million in connection with the Company’s December 2012 financing activities.

Leases

Leases

Classification

The Company leases buildings and equipment under operating and capital lease arrangements. In accordance with the provisions of ASC 840, “Leases” (“ASC 840”), the Company classifies its leases as capital leases when the lease agreement transfers substantially all risks and rewards of ownership to the Company. For leases determined to be capital leases, the asset and liability are recognized at an amount equal either to the fair value of the leased asset or the present value of the minimum lease payments during the lease term, whichever is lower. Leases that do not qualify as capital leases are classified as operating leases, and the related lease payments are expensed on a straight-line basis (taking into account rent escalation clauses) over the lease term, including, as applicable, any rent free period during which the Company has the right to use the asset. For leases with renewal options where the renewal is reasonably assured, the lease term is used to (i) determine the appropriate lease classification, (ii) compute periodic rental expense and (iii) depreciate leasehold improvements (unless their economic lives are shorter) includes the periods of expected renewals. Determining whether a lease is a capital or an operating lease requires judgment on various aspects that include the fair value of the leased asset, the economic life of the leased asset, whether or not to include renewal options in the lease term and determining an appropriate discount rate to calculate the present value of the minimum lease payments.

Operating Leases

Store lease agreements generally include rent holidays, rent escalation clauses and contingent rent provisions for a percentage of sales in excess of specified levels. Most of the Company’s lease agreements include renewal periods at the Company’s option. The Company recognizes rent holiday periods and scheduled rent increases on a straight-line basis over the lease term beginning with the date the Company takes possession of the leased space for construction and other purposes. The Company records tenant improvement allowances and rent holidays as deferred rent liabilities which are amortized over the related lease terms to rent expense. The Company records rent liabilities for contingent percentage of sales lease provisions when it is probable that the specified levels will be reached during the fiscal year.

Lease Incentives

For leases classified as operating leases, the Company recognizes rent starting when possession of the property is taken from the landlord, which normally includes a construction period prior to store opening. Payments made to the Company representing incentives to sign a new lease or representing reimbursements for leasehold improvements are deferred and recognized on a straight-line basis over the term of the lease as reductions of rent expense. Such payments received for leases classified as capital leases are recorded as increases to the related capital leases obligations, reducing the portion of future rent payments classified as interest expense.

Rental Income

For certain properties, the Company subleases either a portion or all of the property. The sublease income of the properties is recognized as rental income. In certain cases, the Company subleases store locations to third parties. Rental income was $4.2 million, $3.5 million and $3.4 million for Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively, and is recorded as an offset to rent expense in the consolidated statements of comprehensive (loss) income.

Asset Retirement Obligations

Asset Retirement Obligations

Asset retirement obligations (“AROs”) are legal obligations associated with the retirement of long-lived assets (i.g., gas tank removal and removal of store equipment upon store closure). These liabilities are initially recorded at fair value and the related asset retirement costs are capitalized by increasing the carrying amount of the related assets by the same amount as the liability in accordance with the provisions of ASC 410, “Asset Retirement and Environmental Obligations.” Asset retirement costs are subsequently depreciated over the useful lives of the related assets. Subsequent to initial recognition, the Company records changes in the ARO liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows. The Company derecognizes ARO liabilities when the related obligations are settled. The ARO liabilities recognized at December 29, 2012 and December 31, 2011 were $3.3 million and $2.6 million, respectively. Accretion expense attributable to ARO liabilities was $0.2 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010 (see Note 15).

Guarantees

Guarantees

The Company has been party to a variety of contractual agreements under which it may be obligated to indemnify the other party for certain matters. Additionally, the Company guarantees certain other contractual arrangements. Under these agreements, the Company may provide certain routine indemnifications relating to representations and warranties (i.g., ownership of assets and environmental or tax indemnifications). The terms of these indemnifications range in duration and may not be explicitly defined.

The Company has applied the provisions of ASC 460, “Guarantees” to its agreements that contain guarantee or indemnification clauses. These provisions require the Company to recognize and disclose certain types of guarantees, even if the likelihood of requiring the Company’s performance is remote. Historically, the Company has not been required to make payments related to its agreements that contain guarantee or indemnification clauses.

Insurance Programs

Insurance Programs

The Company is insured by a third-party carrier, subject to certain deductibles and self-insured retentions ranging from $0.1 million to $1.0 million. The Company maintains an insurance program covering primarily fleet, general liability inclusive of druggist liability, workers’ compensation, property, environmental and other executive insurance policies. The Company accrues an estimated ultimate liability for its insurance programs based on known claims and past claims history. These accruals are included in accrued expenses and other current liabilities and other long-term liabilities in the Company’s consolidated balance sheets.

Employee Benefits

Employee Benefits

The Company accounts for its participation in a multiemployer pension plan by recognizing as net pension cost the required contributions for the period and recognizing as a liability any contributions due and unpaid (see Note 14).

Revenue Recognition

Revenue Recognition

The Company generates and recognizes revenue at the point of sale in its stores, net of sales tax collected. Discounts, earned by customers through agreements or by using their bonus or loyalty cards, are recorded by the Company as a reduction of revenue as they are earned by the customer. Franchise revenue consists of net revenue on wholesale sales to franchisees, and income from franchise fees and administrative fees. Franchise revenues were $4.2 million, $4.1 million and $3.8 million for Fiscal 2012, Fiscal 2011, and Fiscal 2010, respectively, and are included in net sales in the consolidated statements of comprehensive (loss) income.

For certain products or services, such as the sales of lottery tickets, third-party prepaid phone cards, third-party gift cards, stamps and public transportation tickets, the Company acts as an agent. In accordance with the provisions of ASC 605, “Revenue Recognition” (“ASC 605”), the Company records the amount of the net margin or commission in its net sales. Commission income was $2.7 million, $2.2 million and $2.0 million for Fiscal 2012, Fiscal 2011, and Fiscal 2010, respectively, and is included in net sales in the consolidated statements of comprehensive (loss) income.

The Company records a deferred revenue liability when it sells gift cards, recording revenue when customers redeem the gift cards. These gift cards do not expire. The Company has completed an analysis of the historical redemption patterns of gift cards. As a result of this analysis, the Company has determined that the likelihood of redemption after two years is remote. Therefore, the Company reduces the liability and recognizes ‘‘breakage’’ income for the unused portion of gift cards after two years. The Company recognized pre-tax gift card breakage income of $0.3 million, $0.2 million and $0.3 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Cost of Goods Sold and Distribution Costs

Cost of Goods Sold and Distribution Costs

Cost of goods sold and distribution costs include the purchase price of products sold and other costs incurred in bringing inventories to the location and condition ready for sale, including costs of purchasing, storing and transportation. In accordance with the provisions of ASC 605, cash consideration received from vendors is recognized as a reduction of cost of goods sold. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, depreciation expense of $2.9 million, $3.4 million and $3.5 million, respectively, is included in distribution costs in the consolidated statements of comprehensive (loss) income.

Vendor Allowances

Vendor Allowances

The Company receives allowances from many of the vendors whose products the Company buys for resale in its stores. Allowances are received for a variety of merchandising activities, which consist of the inclusion of vendor products in the Company’s advertising, placement of vendor products in prominent locations in the Company’s stores, introduction of new products, exclusivity rights for certain categories of products and temporary price reductions offered to customers on products held for sale. The Company also receives vendor funds associated with buying activities such as volume purchase rebates and rebates for purchases made during specific periods.

The Company records a receivable for vendor allowances for which the Company has fulfilled its contractual commitments but has not yet received payment from the vendor. When payment for vendor allowances is received prior to fulfillment of contractual terms or before the programs necessary to earn such allowances are initiated, the Company records such amounts as deferred income or vendor funds received in advance, respectively, which are classified within accrued expenses and other current liabilities and other long-term liabilities in the consolidated balance sheets. Once all contractual commitments have been met, the Company records vendor allowances as a reduction of the cost of inventory. Accordingly, when the inventory is sold, the vendor allowances are recognized as a reduction of the cost of goods sold in the consolidated statements of comprehensive (loss) income.

The amount of vendor allowances reducing the Company’s inventory (‘‘inventory offset’’) as of December 29, 2012 and December 31, 2011 was $1.6 million and $1.4 million, respectively.

Selling and General Expenses

Selling and General Expenses

Selling and general expenses consist of repairs and maintenance charges, utilities, supplies, real estate taxes, insurance, bank and credit card fees and other general expenses. Depreciation expense included in selling and general expenses in the consolidated statements of comprehensive (loss) income was $0.2 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010.

Administrative Expenses

Administrative Expenses

Administrative expenses consist of charges for services performed by outside vendors, salaries and wages of support office employees, rent and depreciation of support offices and assets, and other administrative expenses. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, depreciation expense of $11.4 million, $11.5 million and $10.4 million, respectively, was included in administrative expenses in the consolidated statements of comprehensive (loss) income.

Effective December 28, 2012, following the December 20, 2012 dividend (see Note 12), the Company awarded payments to holders of stock options under the 2007 Stock Incentive Plan in amounts equal to the difference between the per share dividend paid to shareholders and the reductions in exercise prices associated with the stock options (see Note 12). The payments totaled $5.0 million and were recorded within administrative expenses in the Fiscal 2012 consolidated statement of comprehensive (loss) income.

Advertising

Advertising

Advertising includes newspaper inserts, direct mail and radio commercials, promotional prizes, as well as the expenses of the Company’s advertising department. The Company recognizes advertising expenses as incurred.

Income Taxes

Income Taxes

Tops Markets is a single member LLC whose operations are included in the Holding tax return, as Tops Markets is a disregarded entity for income tax purposes. The Company accounts for income taxes using the liability method in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based upon differences between the financial reporting and the tax basis of assets and liabilities, including net operating loss carry forwards, and are measured using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax assets or liabilities are expected to be realized or settled. The Company uses the provisions of ASC 740 to assess and record income tax uncertainties. In relation to recording the provision for income taxes, management must estimate the future tax rates applicable to the reversal of temporary differences, make certain assumptions regarding whether book/tax differences are permanent or temporary and if temporary, the related timing of expected reversal. Also, estimates are made as to whether taxable operating income in future periods will be sufficient to fully recognize any gross deferred tax assets. If recovery is not likely, the Company must increase its provision for taxes by recording a valuation allowance against the deferred tax assets that the Company estimates will not ultimately be recoverable. Alternatively, the Company may make estimates about the potential usage of deferred tax assets that decrease its valuation allowances. Tax positions are recognized when they are more likely than not to be sustained upon examination. The amount recognized is measured as the largest amount of benefit that is more likely than not of being realized upon settlement. The Company is subject to periodic audits by the Internal Revenue Service and other foreign, state and local taxing authorities. These audits may challenge certain of the Company’s tax positions such as the timing and amount of income and deductions and the allocation of taxable income to various tax jurisdictions. The Company evaluates its tax positions and establishes liabilities in accordance with the applicable accounting guidance on uncertainty in income taxes. These tax uncertainties are reviewed as facts and circumstances change and are adjusted accordingly. This requires significant management judgment in estimating final outcomes. Actual results could materially differ from these estimates and could significantly affect the Company’s effective tax rate and cash flows in future years. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Stock-Based Compensation

Stock-Based Compensation

The Company applies the Black-Scholes valuation model at the date of grant to determine the fair value of stock options granted to participants. The fair value of stock options are then amortized on a straight-line basis to compensation expense over the applicable vesting period, which is generally between three and five years. Compensation expense is recognized only for those options expected to vest, with forfeiture estimates based on the Company’s historical experience and future expectations. The Company’s outstanding stock options represent non-qualified stock options for income tax purposes. As such, the stock option grants result in the creation of a deferred tax asset until the time that such stock option is exercised.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

There are no recent accounting pronouncements that have had or are expected to have a material impact on the Company’s consolidated financial statements as of the date of this report.

Segments

Segments

The Company’s supermarkets offer grocery, produce, frozen, dairy, meat, floral, seafood, health and beauty care, general merchandise, deli and bakery goods. The Company operates one supermarket format where each supermarket offers the same general mix of products with similar pricing to similar categories of customers. As of July 13, 2013, 79 supermarkets offered pharmacy services and 48 fuel centers were in operation, inclusive of the Company’s franchise locations. The Company’s retail operations, which represent substantially all of the Company’s consolidated sales, earnings and total assets, are its only operating segment and reportable segment. The Company’s retail operations as a whole reflect the level at which the business is managed and how the Company’s Chief Executive Officer, who acts as the Company’s chief operating decision maker, assesses performance internally.

The following table presents sales revenue by type of similar product (dollars in thousands):

	12-week periods ended				28-week periods ended
	July 13, 2013		July 14, 2012		July 13, 2013		July 14, 2012
	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$334,143	55.6%	$310,620	55.2%	$753,195	56.3%	$709,027	56.0%
Perishables(2)	173,674	28.9%	157,382	28.0%	370,073	27.7%	341,381	27.0%
Fuel	53,051	8.8%	53,241	9.5%	119,669	9.0%	118,127	9.3%
Pharmacy	36,147	6.0%	37,085	6.6%	84,412	6.3%	88,872	7.0%
Other(3)	4,260	0.7%	4,033	0.7%	9,735	0.7%	9,334	0.7%

	$601,275	100.0%	$562,361	100.0%	$1,337,084	100.0%	$1,266,741	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Segments

The Company’s supermarkets offer grocery, produce, frozen, dairy, meat, floral, seafood, health and beauty care, general merchandise, deli and bakery goods. The Company operates one supermarket format where each supermarket offers the same general mix of products with similar pricing to similar categories of customers. As of December 29, 2012, 78 supermarkets offered pharmacy services and 47 fuel centers were in operation, inclusive of the Company’s franchise locations. As a result of recent acquisition activity, including the GU Acquisition, the Company reevaluated its conclusions regarding its operating and reportable segments. The Company’s retail operations, which represent substantially all of the Company’s consolidated sales, earnings and total assets, are its only operating segment and reportable segment.

The following table presents sales revenue by type of similar product (dollars in thousands):

	Fiscal 2012		Fiscal 2011		Fiscal 2010
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$1,337,030	56.5%	$1,335,913	56.7%	$1,307,304	57.9%
Perishables(2)	631,621	26.7%	624,490	26.5%	605,684	26.8%
Fuel	218,815	9.3%	204,193	8.7%	150,012	6.6%
Pharmacy	160,069	6.8%	174,437	7.4%	179,518	8.0%
Other(3)	17,804	0.7%	16,459	0.7%	15,018	0.7%

	$2,365,339	100.0%	$2,355,492	100.0%	$2,257,536	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Accounting Policies	Accounting Policies A summary of the Company’s significant accounting policies is included in Note 1 to the audited consolidated financial statements of Holding I in its 2012 Annual Financial Report.